Long-Term Debt And Loans Payable	12 Months Ended
Dec. 31, 2015
Long-Term Debt And Loans Payable [Abstract]
Long-Term Debt And Loans Payable

Note 10 – Long-term Debt and Loans Payable

Long-term Debt – The consolidated statements of capitalization provide a summary of long-term debt as of December 31, 2015 and 2014.  The supplemental indentures with respect to specific issues of the first mortgage bonds restrict the ability of Aqua Pennsylvania and other operating subsidiaries of the Company to declare dividends, in cash or property, or repurchase or otherwise acquire the stock of these companies.  Loan agreements for Aqua Pennsylvania and other operating subsidiaries of the Company have restrictions on minimum net assets.  As of December 31, 2015, restrictions on the net assets of the Company were $1,240,826 of the total $1,725,930 in net assets.  Included in this amount were restrictions on Aqua Pennsylvania’s net assets of $929,319 of their total net assets of $1,308,793.    As of December 31, 2015, approximately $1,121,206 of Aqua Pennsylvania’s retained earnings of approximately $1,141,206 and approximately $103,800 of the retained earnings of approximately $155,000 of other subsidiaries were free of these restrictions.  Some supplemental indentures also prohibit Aqua Pennsylvania and some other subsidiaries of the Company from making loans to, or purchasing the stock of, the Company.

Sinking fund payments are required by the terms of specific issues of long-term debt.  Excluding amounts due under the Company’s revolving credit agreement, the future sinking fund payments and debt maturities of the Company’s long-term debt are as follows:

Interest Rate Range	2016	2017	2018	2019	2020	Thereafter
0.00% to 0.99%	$491	$60,489	$488	$491	$487	$2,702
1.00% to 1.99%	1,736	51,584	51,611	1,506	1,457	12,917
2.00% to 2.99%	1,492	1,529	1,571	1,614	1,658	11,303
3.00% to 3.99%	2,500	2,584	2,674	2,621	2,413	404,483
4.00% to 4.99%	11,091	11,100	11,110	50,325	16,536	531,331
5.00% to 5.99%	16,818	25,055	10,716	31,250	23,245	283,899
6.00% to 6.99%	-	9,000	12,964	-	-	31,000
7.00% to 7.99%	408	484	523	566	613	31,168
8.00% to 8.99%	357	482	521	563	610	11,969
9.00% to 9.99%	700	700	5,700	700	2,400	16,900
10.00% to 10.99%	-	-	6,000	-	-	-
Total	$35,593	$163,007	$103,878	$89,636	$49,419	$1,337,672

In December 2015, Aqua Pennsylvania issued $210,000 of first mortgage bonds, of which $65,000 is due in 2036,  $20,000 is due in 2037,  $25,000 is due in 2038,  $60,000 is due in 2046,  $20,000 is due in 2047, and $20,000 is due in 2048 with interest rates of 3.77%,  3.82%,  3.85%,  4.16%,  4.18%, and 4.20%, respectively.  The proceeds from these bonds were used to repay existing indebtedness and for general corporate purposes.

In October 2015, Aqua Pennsylvania provided notice for the early redemption of $4,000 of first mortgage bonds at 8.14% that were originally maturing in 2025 and $95,985 of tax-exempt bonds at 5.00% that were originally maturing between 2035 and 2038.  Upon early redemption in December 2015 of the tax-exempt bonds, a gain of $678 was recognized resulting from the recognition of the unamortized issuance premium.

In May 2015, the Company issued $70,000 of senior unsecured notes due in 2030 with an interest rate of 3.59%.  The proceeds were used to repay existing indebtedness and for general corporate purposes.

In May 2015, Aqua Pennsylvania entered into a $50,000 three-year unsecured loan at an interest rate of 1.975%.  The proceeds from this loan were used for refinancing existing indebtedness and general working capital purposes.

In December 2014, Aqua Pennsylvania issued $65,000 of first mortgage bonds, of which $25,000 is due in 2035,  $15,000 is due in 2040,  $13,000 is due in 2045, and $12,000 is due in 2054 with interest rates of 3.64%,  4.01%,  4.06%, and 4.11%, respectively.  The proceeds from these bonds were used to repay existing indebtedness and for general corporate purposes.

In September 2014, Aqua Pennsylvania entered into a $50,000 three year unsecured loan at an interest rate of 1.92%.  The proceeds from this loan were used for refinancing existing indebtedness and general working capital purposes including financing acquisitions.

As of December 31, 2015, the Company did not have any funds restricted for construction activity.

The weighted average cost of long-term debt at December 31, 2015 and 2014 was 4.44% and 4.65%, respectively.  The weighted average cost of fixed rate long-term debt at December 31, 2015 and 2014 was 4.57% and 4.85%, respectively.

The Company has a five-year $200,000 unsecured revolving credit facility with three banks that expires in  March 2017.  Included within this facility is a $15,000 sublimit for daily demand loans.  Funds borrowed under this facility are classified as long-term debt and are used to provide working capital as well as support for letters of credit for insurance policies and other financing arrangements.  As of December 31, 2015, the Company has the following sublimits and available capacity under the credit facility:  $50,000 letter of credit sublimit, $26,640 of letters of credit available capacity, $0  borrowed under the swing-line commitment, and $60,000 of funds borrowed under the agreement.  Interest under this facility is based at the Company’s option, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  A facility fee is charged on the total commitment amount of the agreement.  Under this facility the average cost of borrowings was 0.87% and 0.78%, and the average borrowing was $82,880 and $67,916, during 2015 and 2014, respectively.   On February 24, 2016, the Company amended its unsecured revolving credit facility to extend the expiration from March 2017 to February 2021, to increase the facility from $200,000 to $250,000, and added a fourth bank to the lending group.

The Company is obligated to comply with covenants under some of its loan and debt agreements.  These covenants contain a number of restrictive financial covenants, which among other things limit, subject to specific exceptions, the Company’s ratio of consolidated total indebtedness to consolidated total capitalization, and require a minimum level of earnings coverage over interest expense.  During 2015, the Company was in compliance with its debt covenants under its credit facilities.  Failure to comply with the Company’s debt covenants could result in an event of default, which could result in the Company being required to repay or finance its borrowings before their due date, possibly limiting the Company’s future borrowings, and increasing its borrowing costs.

Loans Payable – In November 2015, Aqua Pennsylvania renewed its $100,000 364-day unsecured revolving credit facility with four banks.  The funds borrowed under this agreement are classified as loans payable and used to provide working capital.  As of December 31, 2015 and 2014, funds borrowed under the agreement were $7,281 and $13,658, respectively.  Interest under this facility is based, at the borrower’s option, on the prime rate, an adjusted federal funds rate, an adjusted London Interbank Offered Rate corresponding to the interest period selected, an adjusted Euro-Rate corresponding to the interest period selected or at rates offered by the banks.  This agreement restricts short-term borrowings of Aqua Pennsylvania.  A commitment fee of 0.05% is charged on the total commitment amount of Aqua Pennsylvania’s revolving credit agreement.  The average cost of borrowing under the facility was 0.86% and 0.81%, and the average borrowing was $25,486 and $24,072, during 2015 and 2014, respectively. The maximum amount outstanding at the end of any one month was $40,000 and $36,943 in 2015 and 2014, respectively.

At December 31, 2015 and 2014, the Company had other combined short-term lines of credit of $35,500 and $60,500, respectively.  Funds borrowed under these lines are classified as loans payable and are used to provide working capital.  As of December 31, 2015 and 2014, funds borrowed under the short-term lines of credit were $9,440 and $4,740, respectively.  The average borrowing under the lines was $5,132 and $5,657 during 2015 and 2014, respectively.  The maximum amount outstanding at the end of any one month was $9,440 and $13,740 in 2015 and 2014, respectively.  Interest under the lines is based at the Company’s option, depending on the line, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  The average cost of borrowings under all lines during 2015 and 2014 was 0.99% and 1.00%, respectively.

Interest Income and Expense– Interest income of $272,  $316, and $438 was netted against interest expense on the consolidated statement of net income for the years ended December 31, 2015, 2014, and 2013, respectively.  The total interest cost was $76,808,  $76,713, and $77,754 in 2015, 2014, and 2013, including amounts capitalized of $6,219,  $5,134, and $2,275, respectively.